BASIS OF PREPARATION	12 Months Ended
Jan. 03, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION:
(a) Statement of compliance:
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the fiscal year ended January 3, 2021 were authorized for issuance by the Board of Directors of the Company on February 24, 2021.

(b) Basis of measurement:
These consolidated financial statements have been prepared on the historical cost basis except for the following items in the consolidated statements of financial position:
•Derivative financial instruments which are measured at fair value;
•Employee benefit obligations related to defined benefit plans which are measured at the present value of the defined benefit obligations, net of advance payments made to employees thereon;
•Liabilities for cash-settled share-based payment arrangements which are measured at fair value, and equity-classified share-based payment arrangements which are measured at fair value at grant date pursuant to IFRS 2, Share-based payment;
•Discontinued, damaged, and excess finished inventories which are carried at the net realizable value;
•Provisions for decommissioning, site restoration costs, and onerous contracts which are measured at the present value of the expenditures expected to be required to settle the obligation; and
•Identifiable assets acquired and liabilities assumed in connection with a business combination which are initially measured at fair value.

These consolidated financial statements are presented in U.S. dollars, which is the Company's functional currency.

(c) Initial application of new or amended accounting standards:
During the year ended January 3, 2021, the Company adopted the following new or amended accounting standards:

Amendments to IFRS 3, Business combinations
In October 2018, the IASB issued amendments to IFRS 3, Business combinations. The amendments clarify the definition of a business, with the objective of assisting entities in determining whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and apply prospectively. Given the prospective application of the amendment, its adoption did not have an impact on the Company’s consolidated financial statements.
2. BASIS OF PREPARATION (continued):

(c) Initial application of new or amended accounting standards (continued):
During the year ended December 29, 2019, the Company adopted the following new accounting standards:

Leases
IFRS 16, Leases, specifies how to recognize, measure, present, and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize a right-of-use ("ROU") asset representing its right to use the underlying asset and a liability representing its obligation to make lease payments ("lease obligation"), for all leases unless the Company elects to exclude leases when the lease term is twelve months or less, or the underlying asset has a low monetary value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17.

Effective December 31, 2018 (date of initial application), the Company adopted IFRS 16 using the modified retrospective transition approach. When applying the modified retrospective transition approach, for leases previously classified as operating leases under IAS 17 and IFRIC 4, on initial application, a lessee is permitted to measure the ROU asset, on a lease-by-lease basis, using one of two methods: (1) as if IFRS 16 had always been applied, using the incremental borrowing rate at the date of initial application; or (2) at an amount equal to the lease liability (subject to certain adjustments). The Company applied the first option to certain leases, which resulted in a lower carrying amount of the ROU asset at the date of initial application as compared to the lease liability, for those leases. For the remainder of the leases, the Company recognized the ROU assets based on the corresponding lease liability. In addition, $1.9 million of deferred lease credits (relating to lease inducements) that were recorded in accounts payable and accrued liabilities were derecognized with a corresponding transition adjustment to retained earnings on transition date, as a result of the adoption of IFRS 16, and $1.2 million of prepaid rent that was recorded in prepaid expenses, deposits and other current assets on the consolidated statement of financial position as at December 30, 2018 was transferred to the recognized ROU asset.

As a result of relying on a previous assessment of whether leases are onerous in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets, the Company applied this practical expedient at the date of initial application, resulting in a reduction of the provisions for onerous leases (previously recorded in other non-current liabilities) of $4.6 million and a corresponding reduction of the carrying amount of the ROU asset for the related leases.

As such, as at December 31, 2018, the Company recorded lease obligations of $87.9 million, ROU assets of $78.1 million, a net investment in a sublease of $2.4 million (recorded in other assets), and a net reduction of $2.2 million on opening retained earnings. When measuring lease liabilities, the Company discounted future lease payments using its incremental borrowing rate as at December 31, 2018. The weighted-average rate applied was 3.89%.

Uncertain Income Tax Treatments
IFRIC 23, Uncertainty Over Income Tax Treatments, clarifies how to apply the recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty regarding income tax treatments. The Interpretation addresses whether an entity needs to consider uncertain tax treatments separately, the assumptions an entity should make about the examination of tax treatments by taxation authorities, how an entity should determine taxable profit and loss, tax bases, unused tax losses, unused tax credits, and tax rates, and how an entity considers changes in facts and circumstances in such determinations. The Company adopted IFRIC 23 effective December 31, 2018, and its adoption did not have an impact on the Company’s consolidated financial statements.
2. BASIS OF PREPARATION (continued):

(c) Initial application of new or amended accounting standards (continued):
Interest Rate Benchmark Reform - Phase 1
On September 26, 2019, the IASB published "Interest Rate Benchmark Reform - Phase 1 (Amendments to IFRS 9, IAS 39 and IFRS 7)" as a first reaction to the potential effects the IBOR reform could have on financial reporting. Interbank offered rates ("IBORs") are interest reference rates, such as LIBOR, EURIBOR and TIBOR, that represent the cost of obtaining unsecured funding, in a particular combination of currency and maturity, and in a particular interbank term lending market. The amendments from Phase 1 modified specific hedge accounting requirements so that entities would apply those hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of interest rate benchmark reform. The Company has floating rate debt with a variable rate of interest linked to U.S. LIBOR as a benchmark for establishing the rate in the amount of $800 million outstanding as at January 3, 2021, a portion of which is hedged with $275 million of floating-to-fixed interest rate swaps that are designated as cash flow hedges as described in note 14(b). The Company early adopted the Phase 1 amendments effective September 30, 2019 (first day of the fourth quarter of fiscal 2019). The amounts included in other comprehensive income in relation to floating-to-fixed interest rate swaps that are designated as cash flow hedges and that are mostly affected by the IBOR reform were not significant at the date of adoption.